Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Financial Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Disclosures [Abstract]
Warrant liability, Beginning Balance	$ 1,105
Unrealized Gain on warrants	(873)
Warrant liability, Ending Balance	$ 232